Provisions and Other Liabilities - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Country Plan	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Provisions and other non-current liabilities [Line Items]
Number of Major countries included in pension obligations | Country	4
Pension obligations, percentage to defined-benefit liability	90.00%
Pension obligations, percentage to plan assets	89.00%
Defined benefit obligation, at present value	€ 862.0	€ 1,159.0	€ 1,030.0
Net pre-tax actuarial loss (excluding associates and joint ventures) recognized directly in equity	3,035.0	3,006.0	2,898.0
Present value of Sanofi's wholly or partially funded obligations in respect of pension and other post-employment benefit plans	11,915.0	11,713.0	11,473.0
Present value of unfunded obligations in respect of pension and other post-employment benefit plans	1,097.0	1,375.0	1,352.0
Other non-current liabilities	1,050.0	216.0	275.0
Liability recognized representing the estimated cost	€ 1,069.0
Cost write off period	0
Other current liabilities	€ 5,087.0	5,815.0	5,131.0
Greater than 12 Months [Member]
Provisions and other non-current liabilities [Line Items]
Other non-current liabilities	708.0
Less than 1 year [Member]
Provisions and other non-current liabilities [Line Items]
Defined benefit obligation, at present value	454.0	556.0	483.0
Other current liabilities	€ 361.0
Other environment related provision [Member]
Provisions and other non-current liabilities [Line Items]
Identified environmental risks provisions estimated obligation period	30 years
Other provisions, expected utilized amount in 2018	€ 139.0
Other provisions, expected utilized amount in 2019 through 2022	333.0
France [Member]
Provisions and other non-current liabilities [Line Items]
Defined benefit obligation, at present value	€ 588.0	€ 933.0	€ 772.0
Average residual holding periods	2 years 1 month 13 days	2 years 6 months 3 days	2 years 7 months 21 days
Premium payments	€ 0.0	€ 0.0	€ 4.4
France [Member] | Evotec [Member]
Provisions and other non-current liabilities [Line Items]
Restructuring provisions	€ 104.0	163.0
Commitment period	5 years
United States [Member]
Provisions and other non-current liabilities [Line Items]
Number of types of defined-benefit plan | Plan	2
United States [Member] | Healthcare cover and life insurance [member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	26.00%
UK [Member]
Provisions and other non-current liabilities [Line Items]
Retirement age	65
Notional retirement age	60 years
UK [Member] | Bottom of range [Member]
Provisions and other non-current liabilities [Line Items]
Vesting right percentage	1.25%
UK [Member] | Top of range [Member]
Provisions and other non-current liabilities [Line Items]
Vesting right percentage	1.50%
Defined benefit pension plans [member] | France [Member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	66.00%
Defined benefit pension plans [member] | United States [Member] | Qualified defined benefit pension plans [member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	65.00%
Defined benefit pension plans [member] | United States [Member] | Non qualified defined benefit pension plans [member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	9.00%
Defined benefit pension plans [member] | UK [Member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	99.00%
Top-up defined-benefit pension plan [member] | Germany [Member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	69.00%
Sanofi-Aventis plus [member] | Germany [Member]
Provisions and other non-current liabilities [Line Items]
Employer's contribution percentage	15.00%
Multi-employer plan (Pensionskasses) [member] | Germany [Member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	19.00%
Defined benefit obligation, at present value	€ 699.0	€ 663.0	€ 670.0
Lump-sum retirement benefit plans [member] | France [Member]
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to defined-benefit liability	34.00%